Software Development Costs, net (Tables)	12 Months Ended
Dec. 31, 2023
Software Development Costs Net
Schedule of capitalized software development

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Capitalized software development costs	$-	$2,680
Accumulated amortization	-	(2,193)
Software development costs, net	$-	$487